UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
               WASHINGTON D.C. 20549
                      FORM 13F
                FORM 13F COVER PAGE
Report for the Calendar Year or Quarter ended:  3/31/2013
Check here if Amendment [ ];  Amendment Number:

This Amendment : [ ] is a restatement.
                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:     NELSON ROBERTS INVESTMENT ADVISORS, LLC
Address:  1950 University Avenue, Suite 202
          East Palo Alto, California 94303

13F File Number:   02-14154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian Roberts
Title:    Manager
Phone:    650-322-4000
Signature, Place, and Date of Signing:
Brian Roberts /s/  East Palo Alto, CA  4/25/2013

Report Type (Check only one.):
[x]  13F HOLDINGS REPORT.
[ ]  13F NOTICE.
[ ]  13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: 0

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 82
Form 13F Information Table Value Total: $184983

    FORM 13F INFORMATION TABLE

                           TITLE OF                VALUE    SHARES/  SH/  PUT/  INVESTMT  OTHER   VOTING AUTHORITY
NAME OF ISSUER              CLASS        CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETN  MGRS    SOLE   SHARED  NONE
-------------------------- --------    ---------  --------  -------  ---  ----  --------  -----  ------- ------  ----
AT&T Corp                    COM       001957109    1404      38271   SH          SOLE             38271    0      0
Abbott Labs                  COM       002824100     138       3894   SH          SOLE              3894    0      0
AbbVie Inc.                  COM       00287Y109     133       3270   SH          SOLE              3270    0      0
Adobe Systems Inc            COM       00724F101    4273      98202   SH          SOLE             98202    0      0
Akamai Technologies          COM       00971T101    3866     109454   SH          SOLE            109454    0      0
Amazon Com Inc.              COM       023135106    5726      21486   SH          SOLE             21486    0      0
American Express             COM       025816109    1028      15242   SH          SOLE             15242    0      0
Apple Computer               COM       037833100    1247       2817   SH          SOLE              2817    0      0
Automatic Data Processing    COM       053015103     323       4971   SH          SOLE              4971    0      0
BP PLC-Spons ADR             COM       055622104     110       2586   SH          SOLE              2586    0      0
BHP Billiton Ltd ADR         COM       088606108     116       1701   SH          SOLE              1701    0      0
Boeing Co.                   COM       097023105     111       1290   SH          SOLE              1290    0      0
Brown & Brown Inc            COM       115236101    3190      99573   SH          SOLE             99573    0      0
CVS Corporation              COM       126650100     407       7400   SH          SOLE              7400    0      0
Cavium Networks, Inc.        COM       14964U108    2032      52346   SH          SOLE             52346    0      0
Chevron Corp.                COM       166764100    6374      53641   SH          SOLE             53641    0      0
Cisco Systems Inc.           COM       17275R102    4010     191907   SH          SOLE            191907    0      0
Coca-Cola                    COM       191216100    1181      29200   SH          SOLE             29200    0      0
Colgate Palmolive            COM       194162103     116        980   SH          SOLE               980    0      0
Costco Wholesale Corp        COM       22160K105    5823      54876   SH          SOLE             54876    0      0
Danaher Corp Del             COM       235851102     213       3420   SH          SOLE              3420    0      0
Diageo PLC-SP ADR            COM       25243Q205    7672      60964   SH          SOLE             60964    0      0
Dick's Sporting Goods, Inc   COM       253393102    2779      58757   SH          SOLE             58757    0      0
Disney (Walt & Co.)          COM       254687106    4088      71968   SH          SOLE             71968    0      0
Expeditors Intl Wash Inc     COM       302130109    2572      71975   SH          SOLE             71975    0      0
Express Scripts Inc          COM       302182100     196       3400   SH          SOLE              3400    0      0
Exxon Mobil  Corp            COM       30231G102    1135      12599   SH          SOLE             12599    0      0
Fastenal Co                  COM       311900104    4508      87820   SH          SOLE             87820    0      0
F5 Networks                  COM       315616102    1763      19790   SH          SOLE             19790    0      0
General Electric             COM       369604103     293      12688   SH          SOLE             12688    0      0
Gilead Sciences              COM       375558103    2084      42580   SH          SOLE             42580    0      0
Google Inc. - Cl A           COM       38259P508     944       1189   SH          SOLE              1189    0      0
Heinz  H.J.                  COM       423074103    6011      83175   SH          SOLE             83175    0      0
Helmerich and Payne          COM       423452101     121       2000   SH          SOLE              2000    0      0
Hess Corporation             COM       42809H107    2128      29720   SH          SOLE             29720    0      0
Hewlett Packard              COM       428236103     182       7640   SH          SOLE              7640    0      0
Hexcel Corp                  COM       428291108    2347      80890   SH          SOLE             80890    0      0
Int'l Business Machines      COM       459200101    2977      13956   SH          SOLE             13956    0      0
Intuitive Surgical Inc.      COM       46120E602    3630       7391   SH          SOLE              7391    0      0
Lindsay Corporation          COM       535555106    3437      38978   SH          SOLE             38978    0      0
Lowes Companies  Inc.        COM       548661107     228       6000   SH          SOLE              6000    0      0
McDonald's Corp              COM       580135101    1140      11439   SH          SOLE             11439    0      0
Medtronic Inc.               COM       585055106     214       4550   SH          SOLE              4550    0      0
National Oilwell Varco INC   COM       637071101     451       6372   SH          SOLE              6372    0      0
Novartis A G Spon ADR        COM       66987V109    4030      56566   SH          SOLE             56566    0      0
Nucor Corporation            COM       670346105    3654      79175   SH          SOLE             79175    0      0
Oracle Corp.                 COM       68389X105    5074     156952   SH          SOLE            156952    0      0
Paychex Inc.                 COM       704326107    5139     146582   SH          SOLE            146582    0      0
Pepsico Inc.                 COM       713448108     212       2678   SH          SOLE              2678    0      0
Altria Group Inc.            COM       718154107     138       4000   SH          SOLE              4000    0      0
Philip Morris International ICOM       718172109     257       2775   SH          SOLE              2775    0      0
PowerShares Pfd Portfolio    PFD       73936T565     201      13500   SH          SOLE             13500    0      0
Praxair Inc                  COM       74005P104    4512      40456   SH          SOLE             40456    0      0
Procter & Gamble Co.         COM       742718109     149       1932   SH          SOLE              1932    0      0
Qualcomm Inc                 COM       747525103    6045      90306   SH          SOLE             90306    0      0
Rackspace Hosting            COM       750086100    1726      34195   SH          SOLE             34195    0      0
Royal Dutch Shell PLC        COM       780259107    4115      61587   SH          SOLE             61587    0      0
Schlumberger Ltd             COM       806857108    4213      56252   SH          SOLE             56252    0      0
Materials Select Sector SPDR COM       81369Y100     510      13026   SH          SOLE             13026    0      0
Healthcare SPDR              COM       81369Y209    1006      21855   SH          SOLE             21855    0      0
Consumer Staples SPDR        COM       81369Y308    1052      26461   SH          SOLE             26461    0      0
Consumer Disc SPDR           COM       81369Y407     630      11882   SH          SOLE             11882    0      0
Energy Select SPDR           COM       81369Y506    1025      12921   SH          SOLE             12921    0      0
Financial Select Sector      COM       81369Y605     639      35080   SH          SOLE             35080    0      0
Industrial Sector SPDR       COM       81369Y704    1003      24007   SH          SOLE             24007    0      0
Technology Sector SPDR       COM       81369Y803    1947      64336   SH          SOLE             64336    0      0
Utilities Sector SPDR        COM       81369Y886    5015     128254   SH          SOLE            128254    0      0
GOLD Trust ETF               COM       863307104    1212       7845   SH          SOLE              7845    0      0
Sun Hydraulics Corp          COM       866942105    3066      94315   SH          SOLE             94315    0      0
TJX Companies Inc.           COM       872540109    3590      76794   SH          SOLE             76794    0      0
Thermo Fisher Scientific     COM       883556102    4226      55248   SH          SOLE             55248    0      0
Travelers Companies  Inc.    COM       89417E109    4080      48459   SH          SOLE             48459    0      0
US Bancorp                   COM       902973304    3650     107581   SH          SOLE            107581    0      0
US Bancorp                   PFD       902973817     111       4000   SH          SOLE              4000    0      0
US Bank PFD                  PFD       902973882     115       4500   SH          SOLE              4500    0      0
United Parcel Service        COM       911312106    3036      35340   SH          SOLE             35340    0      0
Varian Medical Systems Inc.  COM       92220P105    4190      58190   SH          SOLE             58190    0      0
Verizon Communications       COM       92343V104    6092     123940   SH          SOLE            123940    0      0
Walgreen Co                  COM       931422109     148       3100   SH          SOLE              3100    0      0
Wells Fargo Pfd              PFD       949746747     127       5000   SH          SOLE              5000    0      0
Whole Foods Market           COM       966837106     127       1464   SH          SOLE              1464    0      0
Invesco  Ltd                 COM       G491BT108    6200     214075   SH          SOLE            214075    0      0